Summary of deferred revenue (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current contract liabilities	$ 252	$ 218
Non-current contract liabilities	1,471	1,544
Contract liabilities	1,723	1,762
Pharmanovia [member]
IfrsStatementLineItems [Line Items]
Current contract liabilities	244	209
Non-current contract liabilities	1,350	1,420
Contract liabilities	1,594	1,629
NK meditech limited [member]
IfrsStatementLineItems [Line Items]
Current contract liabilities	8	9
Non-current contract liabilities	121	124
Contract liabilities	$ 129	$ 133